NASDAQ-100 Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
NASDAQ-100 Index®(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.02%	15.30%	19.70%
NASDAQ-100 Fund
Prospectus [Line Items]
Average Annual Return, Percent		19.04%	13.32%	17.60%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The NASDAQ-100 Index® is a modified capitalization-weighted index designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.